Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Letters of guarantee and letters of credit	$ 590	$ 590
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	81	829
Guarantees	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2016.
Navios Logistics obligation related to the acquisition of one company
Contractual Obligation	15,996
Navios Logistics obligation related to the acquisition of another company
Contractual Obligation	6,800
Navios Logistics obligation related to the acquisition of one pushboat and three liquid barges
Contractual Obligation	$ 7,510